CONTINGENT PURCHASE CONSIDERATION	6 Months Ended
Jun. 30, 2014
CONTINGENT PURCHASE CONSIDERATION [Abstract]
CONTINGENT PURCHASE CONSIDERATION
NOTE 3:-	CONTINGENT PURCHASE CONSIDERATION

The Company is liable for milestone-based contingent payments established in connection with the acquisition of Hayes (the "Contingent Payment Obligation"). These contingent payments, which are payable to Hayes former shareholders, had an acquisition-date estimated fair value of $3,251.  The Contingent Payment Obligation will continue to be accounted for and measured at fair value until the contingency is settled during fiscal years 2015 and 2016.  The fair value measurement of the Contingent Payment Obligation is based primarily on projected 2014 and 2015 Hayes revenues, which represent significant inputs not observed in the market and thus represents a Level 3 measurement. The Contingent Payment Obligation is revalued to its current fair value at each reporting date.  Any increase or decrease in the fair value, as a result of changes in significant inputs such as the discount rate, the discount period or other factors used in the calculation, is recognized in financial expenses in the consolidated results of operations in the period the estimated fair value changes. The fair value of the Contingent Payment Obligation was estimated using a Monte Carlo Simulation of the triangular model with a discount rate of 16%. The fair value of the Contingent Payment Obligation was $3,621 at June 30, 2014 and $3,280 at December 31, 2013, based on the projected revenues of Hayes.